Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		Period/ Year Ended
Debt instruments	Borrowers-Issuers	June 30, 2018	December 31, 2017

$480 Million Term Loan Facility	Arctic LNG and Dynagas Finance LLC	475,200	477,600
$250 Million Senior Unsecured Notes	Dynagas Partners and Dynagas Finance	250,000	250,000
Total debt		$725,200	$727,600
Less deferred financing fees		(11,619)	(13,247)
Total debt, net of deferred finance costs		$713,581	$714,353
Less current portion, net of deferred financing fees		$(2,671)	$(2,655)

Long-term debt, net of current portion and deferred financing fees		$710,910	$711,698

Minimum Annual Principal Payments
Period/Year ending December 31,	Amount
2018 (July to December 2018)	$2,400
2019	254,800
2020	4,800
2021	4,800
2022	4,800
2023 and thereafter	453,600

Total long-term debt	$725,200